SIMT CORE FIXED INCOME FUND
SIMT CORE FIXED INCOME FUND

SEI INSTITUTIONAL MANAGED TRUST

Core Fixed Income Fund
(the "Fund")

Supplement dated April 1, 2014
to the Class I Shares Prospectus (the "Prospectus") dated January 31, 2014

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the performance information of the Core Fixed Income Fund.

Change in Performance Information for the Core Fixed Income Fund

In the table under the heading "Average Annual Total Returns (for the periods ended December 31, 2013)," in the "Performance Information" section of the Fund Summary for the Core Fixed Income Fund, the Barclays U.S. Aggregate Bond Index Return, Since Inception, is hereby deleted and replaced with 6.88%.

There are no other changes in the performance information of the Core Fixed Income Fund. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE